UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23205

FS Energy Total Return Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Energy Total Return Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: October 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

The following details FS Energy Total Return Fund’s proxy voting record for the period from July 1, 2016 through June 30, 2017:

Issuer	BP p.l.c
Ticker	BP
CUSIP	55622104
ISIN	US0556221044
Meeting Date	May 17, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	To receive the Board of Directors’ reports and accounts for the year ended December 31, 2016.	Management	For	For
2	Approval of the Directors’ remuneration report.	Management	For	For
3	Approval of the Directors’ remuneration policy.	Management	For	For
4	Re-election of Mr. Bob Dudley as a Director.	Management	For	For
5	Re-election of Dr. Brian Gilvary as a Director.	Management	For	For
6	Election of Mr. Nils Andersen as a Director.	Management	For	For
7	Re-election of Mr. Paul Anderson as a Director.	Management	For	For
8	Re-election of Mr. Alan Boeckmann as a Director.	Management	For	For
9	Re-election of Admiral Frank Bowman as a Director.	Management	For	For
10	Re-election of Mr. Ian Davis as a Director.	Management	For	For
11	Re-election of Professor Dame Ann Dowling as a Director.	Management	For	For
12	Election of Ms. Melody Meyer as a Director.	Management	For	For
13	Re-election of Mr. Brendan Nelson as a Director.	Management	For	For
14	Re-election of Mrs. Paula Rosput Reynolds as a Director.	Management	For	For
15	Re-election of Sir John Sawers as a Director.	Management	For	For
16	Re-election of Mr. Carl-Henric Svanberg as a Director.	Management	For	For
17	Reappointment of Ernst & Young LLP as auditors and authorization of the Directors to fix the auditors’ remuneration.	Management	For	For
18	Limited authorization for BP p.l.c. and its subsidiaries to make political donations and incur political expenditure.	Management	For	For
19	Limited authorization for Directors to allot relevant securities up to a specified amount.	Management	For	For
20	Authorization for Directors to allot a limited number of equity securities wholly for cash free of pre-emption rights.	Management	For	For
21	Additional authorization for Directors to allot a limited number of equity securities wholly for cash free of pre-emption rights.	Management	For	For
22	Limited authorization for BP p.l.c. to purchase its own shares.	Management	For	For
23	Authorization of the calling of general meetings (excluding annual general meetings) by notice of at least 14 clear days.	Management	For	For

Issuer	Macquarie Infrastructure Corp.
Ticker	MIC
CUSIP	55608B105
ISIN	US55608B1052
Meeting Date	May 17, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	Election of Directors (Norman H. Brown, Jr.; George W. Carmany, III; Ronald Kirk; H.E. Lentz; and Ouma Sananikone).	Management	For	For
2	Ratification of the selection of KPMG LLP as independent auditor for the fiscal year ending December 31, 2017.	Management	For	For
3	The approval, on an advisory basis, of executive compensation.	Management	For	For
4	The approval, on an advisory basis, of the frequency of future advisory votes on executive compensation.	Management	Every Year	For

Issuer	SemGroup Corp.
Ticker	SEMG
CUSIP	81663A105
ISIN	US81663A1051
Meeting Date	May 17, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	Election of Directors (Ronald A. Ballschmiede, Sarah M. Barpoulis, Carlin G. Conner, Karl F. Kurz, James H. Lytal, William J. McAdam, and Thomas R. McDaniel).	Management	For	For
2	The approval, on a non-binding, advisory basis, of compensation of the company’s named executive officers.	Management	For	For
3	The selection, on a non-binding, advisory basis, of the frequency of future stockholder advisory votes on the compensation of the company’s named executive officers.	Management	Every Year	For
4	The ratification of Grant Thornton LLP as independent auditor for the fiscal year ending December 31, 2017.	Management	For	For
5	The approval of an amendment to the Amended and Restated Certificate of Incorporation to authorize 4,000,000 shares of preferred stock.	Management	For	For

Issuer	Targa Resources Corp.
Ticker	TRGP
CUSIP	87612G101
ISIN	US87612G1013
Meeting Date	May 22, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	Election of Directors (Charles R. Crisp, Laura C. Fulton, Michael A. Heim, and James W. Whalen), each for a term of 3 years.	Management	For	For
2	Ratification of the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accountants for 2017.	Management	For	For
3	The approval, on an advisory basis, of executive compensation.	Management	For	For
4	The approval, on an advisory basis, of the frequency of future advisory votes on the compensation of the Company’s named executive officers to occur every three years, every two years or every year.	Management	Every Year	For
5	The approval of the adoption of the Amended and Restated Targa Resources Corp. 2010 Stock Incentive Plan.	Management	For	For
6	The approval of the issuance of shares of common stock upon conversion of Series A Preferred Stock and exercise of outstanding warrants.	Management	For	For

Issuer	Royal Dutch Shell plc
Ticker	RDS-B
CUSIP	780259107
ISIN	US7802591070
Meeting Date	May 23, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	Receipt of Annual Report and Accounts	Management	For	For
2	Approval of the Directors’ Remuneration Policy.	Management	For	For
3	Approval of the Directors’ Remuneration Report ..	Management	For	For
4	Appointment of Catherine Hughes as a Director.	Management	For	For
5	Appointment of Roberto Setubal as a Director.	Management	For	For
6	Reappointment of Ben van Beurden as a Director.	Management	For	For
7	Reappointment of Guy Elliott as a Director.	Management	For	For
8	Reappointment of Euleen Goh as a Director.	Management	For	For
9	Reappointment of Charles O. Holliday as a Director.	Management	For	For
10	Reappointment of Gerard Kleisterlee as a Director.	Management	For	For
11	Reappointment of Sir Nigel Sheinwald as a Director.	Management	For	For
12	Reappointment of Linda G. Stuntz as a Director.	Management	For	For
13	Reappointment of Jessica Uhl as a Director.	Management	For	For
14	Reappointment of Hans Wijers as a Director.	Management	For	For
15	Reappointment of Gerrit Zalm as a Director.	Management	For	For
16	Reappointment of Ernst & Young LLP as Auditor of the Company.	Management	For	For
17	Authorization for the Audit Committee of the Board to determine the remuneration of the Auditor for 2017.	Management	For	For
18

Authorization for the Board to allot shares in the Company and to grant rights to subscribe for or to convert any security into shares in the Company, up to an aggregate nominal amount of €190 million, and to list such shares or rights on any stock exchange.

		Management	For	For
19

Limited authorization for the Board to allot equity securities for cash and to sell ordinary shares for cash and/or to sell ordinary shares held by the Company as treasure shares for cash as if section 561 of the Companies Act 2006 did not apply to any such allotment or sale.

		Management	For	For
20	Limited authorization for the Company to make one or more market purchases of its ordinary shares.	Management	For	For
21

Request for the Company to set and publish targets for reducing greenhouse gas emissions that are aligned with the goal of the Paris Climate Agreement to limit global warming to well below 2 degrees celsius.

		Shareholder	For	Against

Issuer	ONEOK, Inc.
Ticker	OKE
CUSIP	682680103
ISIN	US6826801036
Meeting Date	May 24, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1

Election of Directors (Brian L. Derksen, Julie H. Edwards, John W. Gibson, Randall J. Larson, Steven J. Malcolm, Kevin S. McCarthy, Jim W. Mogg, Pattye L. Moore, Gary D. Parker, Eduardo A. Rodriguez, Terry K. Spencer).

		Management	For	For
2	Ratification of the selection of PricewaterhouseCoopers LLP as the Company’s independent auditor for the year ending December 31, 2017.	Management	For	For
3	The approval, on an advisory basis, of executive compensation.	Management	For	For
4	The approval, on an advisory basis, of the frequency of holding the advisory vote on executive compensation every year, every two years, or every three years.	Management	Every Year	For

Issuer	TOTAL S.A.
Ticker	TOT
CUSIP	89151E109
ISIN	US89151E1091
Meeting Date	May 26, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	The approval of the Company’s financial statements for the fiscal year ended on December 31, 2016.	Management	For	For
2	The approval of the Company’s consolidated financial statements for the fiscal year ended December 31, 2016.	Management	For	For
3

Determination of the distribution of earnings, declaration of a dividend for the 2016 fiscal year, and the approval of the option for payment in shares relating to the dividend balance for the fiscal year 2016.

		Management	For	For
4	Option for the payment of interim dividends for the 2017 fiscal year in shares and delegation of powers to the Board of Directors.	Management	For	For
5	Authorization for the Board of Directors to trade in the Company’s shares.	Management	For	For
6	Renewal of the appointment of Ms. Patricia Barbizet as a Director.	Management	For	For
7	Renewal of the appointment of Ms. Marie-Christine Coisne-Roquette as a Director.	Management	For	For
8	Appointment of Mr. Mark Cutifani as a Director.	Management	For	For
9	Appointment of Mr. Carlos Tavares as a Director.	Management	For	For
10

Approval of the conclusions of the statutory auditors in their special report concerning agreements under Articles L. 225-38 and following of the French Commercial Code, which does not mention any new agreement.

		Management	For	For
11	Favorable opinion on the elements of compensation due or granted for the 2016 fiscal year to Mr. Patrick Pouyanné, Chairman and Chief Executive Officer.	Management	For	For
12

The approval of the principles and criteria for the determination, breakdown and allocation of the fixed, variable and extraordinary components of the total compensation (including in-kind benefits) attributable to the Chairman and Chief Executive Officer.

		Management	For	For
13	Authorization for the Board of Directors to reduce capital by cancelling shares.	Management	For	For

Issuer	Buckeye Partners, L.P.
Ticker	BPL
CUSIP	118230101
ISIN	US1182301010
Meeting Date	June 6, 2017

Item No.	Proposal	Proposed By	Vote	For / Against Management
1	Election of Directors (Barbara J. Duganier, Joseph A. LaSala Jr., Larry C. Payne, Martin A. White).	Management	For	For
2	The approval of the amendments to the Buckeye Partners, L.P. 2013 Long-Term Incentive Plan, as described in the Company’s proxy statement.	Management	For	For
3	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.‘s independent registered public accountants for 2017.	Management	For	For
4	The approval, in an advisory vote, of the compensation of Buckeye’s named executive officers as described in the Company’s proxy statement pursuant to Item 402 of Regulation S-K.	Management	For	For
5	The approval, on an advisory basis, of the frequency of holding the advisory vote on executive compensation every year, every two years, or every three years.	Management	Every Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Energy Total Return Fund

By:	/S/ MICHAEL C. FORMAN
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: August 30, 2017